Nature of Business and Basis of Presentation (Q3) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Nature of Business, Basis of Presentation and Significant Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation: The accompanying condensed consolidated balance sheet as of December 31, 2022, which has been derived from the consolidated audited financial statements, and the unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Certain information and note disclosures normally included in the audited annual consolidated financial statements have been condensed or omitted pursuant to those rules and regulations. Accordingly, they do not include all of the information necessary for a fair presentation of results of operations, comprehensive loss, financial condition, and cash flows in conformity with U.S. GAAP. In the opinion of management, the condensed consolidated financial statements reflect all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation of the results of the Company for the periods presented. Operating results for interim periods are not necessarily indicative of results that may be expected for the year as a whole. The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses, and the related disclosures at the date of the consolidated financial statements and during the reporting period. Actual results could differ materially from these estimates.
These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022.

Going Concern
Going Concern: The Company’s consolidated financial statements have been prepared and presented on a basis assuming it continues as a going concern. During the years ended December 31, 2022 and 2021 and through September 30, 2023, the Company incurred losses from operations and net cash outflows from operating activities as disclosed in the consolidated statements of operations and cash flows, respectively. As of September 30, 2023, the Company had an accumulated deficit of $282.1 million and it expects to incur losses for the immediate future. To date, the Company has been funded by equity financings, and although the Company believes that it will be able to successfully fund its operations, there can be no assurance that it will be able to do so or that it will ever operate profitably. These factors raise substantial doubt about the Company’s ability to continue as a going concern through the next twelve months.
The Company became a revenue-generating company after acquiring the Aquadex Business in August 2016. The Company expects to incur additional losses in the near-term as it grows the Aquadex Business, including investments in its sales and marketing capabilities, product development, purchasing inventory, manufacturing components, generating additional clinical evidence supporting the efficacy of the Aquadex System, and complying with the requirements related to being a U.S. public company. To become and remain profitable, the Company must succeed in expanding the adoption and market acceptance of the Aquadex System. This will require the Company to succeed in training personnel at hospitals and in outpatient care settings, and effectively and efficiently manufacturing, marketing, and distributing the Aquadex System and related components. There can be no assurance that the Company will succeed in these activities, and it may never generate revenues sufficient to achieve profitability.
During 2022, the Company closed on an underwritten public equity offering for aggregate net proceeds of approximately $9.4 million after deducting the underwriting discounts and commissions and other costs associated with the offering. See Note 3 — Stockholders’ Equity for additional related disclosures. The Company will require additional funding to grow its Aquadex Business, which may not be available on terms favorable to the Company, or at all. The Company may receive those funds from the proceeds from future warrant exercises, issuances of equity securities, or other financing transactions.
On March 3, 2023, we entered into a Sales Agreement with Ladenburg Thalmann & Co. Inc. (“Ladenburg”) to create an at-the-market offering program under which we could offer and sell shares of our common stock having an aggregate offering price of up to $10.0 million. Ladenburg was entitled to a commission at a fixed rate equal to 3% of the gross proceeds. For the three and nine months ending September 30, 2023, the Company issued shares under the at-the-market program for aggregate net proceeds of none and approximately $2.1 million after deducting the underwriting discounts and commissions and other costs associated with the offering.
The Company believes that its existing capital resources will be sufficient to support its operating plan through February 28, 2024. However, the Company will seek to raise additional capital to support its growth or other strategic initiatives through debt, equity or a combination thereof. There can be no assurance we will be successful in raising additional capital.

Going Concern
The Company’s financial statements have been prepared and presented on a basis assuming it continues as a going concern. During the years ended December 31, 2022 and 2021, the Company incurred losses from operations and net cash outflows from operating activities as disclosed in the consolidated statements of operations and cash flows, respectively. As of December 31, 2022, the Company had an accumulated deficit of $267.4 million, and it expects to incur losses for the immediate future. To date, the Company has been funded by equity financings, and although the Company believes that it will be able to successfully fund its operations, there can be no assurance that it will be able to do so or that it will ever operate profitably. These factors raise substantial doubt about the Company’s ability to continue as a going concern through at least twelve months from the report date.
The Company became a revenue-generating company after acquiring the Aquadex Business in August 2016. The Company expects to incur additional losses in the near-term as it grows the Aquadex Business, including investments in expanding its sales and marketing capabilities, purchasing inventory, manufacturing components, investing in clinical research and new product development, and complying with the requirements related to being a U.S. public company. To become and remain profitable, the Company must succeed in expanding the adoption and market acceptance of the Aquadex System. This will require the Company to succeed in training personnel at hospitals and effectively and efficiently manufacturing, marketing, and distributing the Aquadex System and related components. There can be no assurance that the Company will succeed in these activities, and it may never generate revenues sufficient to achieve profitability.
During 2021 and through December 31, 2022, the Company closed on underwritten public equity offerings for aggregate net proceeds of approximately $37.3 million after deducting the underwriting discounts and commissions and other costs associated with the offerings. See Note 4—Stockholders’ Equity for additional related disclosure. The Company will require additional funding to grow its Aquadex Business, which may not be available on terms favorable to the Company, or at all. The Company may receive those funds from the proceeds from future warrant exercises, issuances of equity securities, or other financing transactions.
The Company believes that its existing capital resources will be sufficient to support its operating plan through December 31, 2023. However, the Company may seek to raise additional capital to support its growth or other strategic initiatives through debt, equity, or a combination thereof. There can be no assurance we will be successful in raising additional capital.

Revenue Recognition
Revenue Recognition: The Company recognizes revenue in accordance with Accounting Standards Codification, Topic 606, Revenue from Contracts with Customers, which the Company adopted effective January 1, 2018. Accordingly, the Company recognizes revenue when its customers obtain control of its products or services, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods and services. See Note 2 – Revenue Recognition below for additional disclosures. For the three months ended September 30, 2023, two customers represented 21% and 11% of net sales. For the nine months ended September 30, 2023, two customers each represented 17% and 12% of net sales. For the three months ended September 30, 2022, one customer represented 12% of net sales. For the nine months ended September 30, 2022, two customers each represented 13% and 10% of net sales.

Revenue Recognition
The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers. Accordingly, the Company recognizes revenue when its customers obtain control of its products or services, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods and services. See Note 2 – Revenue Recognition, for additional disclosures. For the year ended December 31, 2022, one customer represented 12.5% of net sales. For the years ended December 31, 2021, two customers represented 12.3% and 10.7% of net sales.

Accounts Receivable
Accounts Receivable: Accounts receivable are unsecured, are recorded at net realizable value, and do not bear interest. The Company makes judgments as to its ability to collect outstanding receivables based upon significant patterns of collectability, historical experience, and management’s evaluation of specific accounts and will provide an allowance for credit losses when collection becomes doubtful. The Company performs credit evaluations of its customers’ financial condition on an as-needed basis. Payment is generally due 30 days from the invoice date and accounts past 30 days are individually analyzed for collectability. When all collection efforts have been exhausted, the account is written off against the related allowance. To date, the Company has not experienced any write-offs or significant deterioration of the aging of its accounts receivable, and therefore, no allowance for doubtful accounts was considered necessary as of September 30, 2023, or December 31, 2022. As of September 30, 2023, three customers represented 17%, 17% and 11% of the accounts receivable balance. As of December 31, 2022, two customers represented 15% and 10% of the total accounts receivable balance.

Accounts Receivable
Accounts receivables are unsecured, recorded at net realizable value, and do not bear interest. The Company makes judgments as to its ability to collect outstanding receivables based upon significant patterns of collectability, historical experience, and management’s evaluation of specific accounts, and it will provide an allowance for credit losses when collection becomes doubtful. The Company performs credit evaluations of its customers’ financial condition on an as-needed basis. Payment is generally due 30 days from the invoice date and accounts past 30 days are individually analyzed for collectability. When all collection efforts have been exhausted, the account is written off against the related allowance. To date the Company has not experienced any write-offs or significant deterioration in the aging of its accounts receivable, and therefore, no allowance for doubtful accounts was considered necessary as of December 31, 2022 or December 31, 2021. As of December 31, 2022, two customers represented 15% and 10% of the total accounts receivable balance. As of December 31, 2021, two customers represented 12% and 11% of the total accounts receivable balance.

Inventories
Inventories: Inventories represent finished goods purchased from the Company’s suppliers and are recorded as the lower of cost or net realizable value using the first-in, first-out method. Overhead is allocated to manufactured finished goods inventory based on the normal capacity of the Company’s production facilities. Abnormal amounts of overhead, if any, are expensed as incurred. Inventories consisted of the following:

(in thousands)	September 30, 2023	December 31, 2022
Finished Goods	$811	$993
Work in Process	170	204
Raw Materials	1,659	1,609
Inventory Reserves	(304)	(145)
Total	$2,336	$2,661

Inventories
Inventories are recorded at the lower of cost or net realizable value using the first-in, first-out method. Overhead is allocated to manufactured finished goods inventory based on the normal capacity of the Company’s production facilities. Abnormal amounts of overhead, if any, are expensed as incurred. On a regular basis, the Company reviews its inventory and identifies that which is excess, slow moving, and obsolete by considering factors such as inventory levels and expected product life. A reserve is established for any identified excess, slow moving, and obsolete inventory through a charge to cost of goods sold. Inventories consisted of the following as of December 31:

(Dollars in thousands)	2022	2021
Finished Goods	$993	$1,527
Work in Process	204	276
Raw Materials	1,609	1,281
Inventory Reserves	(145)	(241)
Total	$2,661	$2,843

Loss per Share
Loss per Share: Basic loss per share is computed based on the net loss for each period divided by the weighted average number of common shares outstanding. See Note 3 – Stockholders’ Equity below for additional disclosures.
Diluted earnings per share is computed based on the net loss allocable to common stockholders for each period divided by the weighted average number of common shares outstanding, increased by the number of additional shares that would have been outstanding had the potentially dilutive common shares been issued, and reduced by the number of shares the Company could have repurchased from the proceeds from issuance of the potentially dilutive shares. Potentially dilutive shares of common stock include shares underlying outstanding convertible preferred stock, warrants, stock options and other stock-based awards granted under stock-based compensation plans.
The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:

	September 30
	2023	2022
Stock options	111,275	11,910
Warrants to purchase common stock	1,308,271	16,970
Series F convertible preferred stock	5,080	508
Total	1,424,626	29,388
The following table reconciles reported net loss with reported net loss per share for each of the three and nine months ended September 30:

	Three months ended September 30		Nine months ended September 30
(in thousands, except per share amounts)	2023	2022	2023	2022
Net loss	$(3,370)	$(3,870)	$(14,700)	$(12,629)
Weighted average shares outstanding	1,864	105	1,439	105
Basic and diluted loss per share	$(1.81)	$(36.72)	$(10.21)	$(119.85)

Loss per share
Basic loss per share is computed based on the net loss for each period divided by the weighted average number of common shares outstanding. The net loss allocable to common stockholders for the year ended December 31, 2021, includes a deemed dividend of $75,000 that resulted from the change in the exercise price of warrants as a result of the March 2021 and September 2021 public offerings. (see Note 4 — Stockholders’ Equity).
Diluted earnings per share is computed based on the net loss allocable to common stockholders for each period divided by the weighted average number of common shares outstanding, increased by the number of additional shares that would have been outstanding had the potentially dilutive common shares been issued, and reduced by the number of shares the Company could have repurchased from the proceeds from issuance of the potentially dilutive shares. Potentially dilutive shares of common stock include shares underlying outstanding convertible preferred stock, warrants, stock options and other stock-based awards granted under stock-based compensation plans.
The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each year presented:

	December 31,
	2022	2021
Stock options	10,485	7,481
Warrants to purchase common stock	679,244	16,299
Series F convertible preferred stock	5,080	50,800
Series I convertible preferred stock	10,493	—
Total	705,302	74,580
The following table reconciles reported net loss with reported net loss per share for the years ended December 31:

(in thousands, except per share amounts)	2022	2021
Net loss	$(14,525)	$(19,545)
Deemed dividend to preferred stockholders (see Note 4)	—	(75)
Net loss after deemed dividend	(14,525)	(19,620)
Weighted average shares outstanding	174	69
Basic and diluted loss per share	$(83.55)	$(285.36)

Subsequent Events
Subsequent Events: The Company evaluates events through the date the consolidated financial statements are filed for events requiring adjustment to or disclosure in the consolidated financial statements. See note 10 – Subsequent Events for additional disclosures.